Related Party Transactions (Details 1) - USD ($) $ in Thousands		Jun. 30, 2018	Jun. 30, 2017
Amounts receivable, related party transactions		$ 17,484	$ 13,837
Amounts payable, related party transactions		18,681	18,256
Shareholders [member]
Amounts payable, related party transactions	[1]	4,838	4,148
Other related parties [member]
Amounts payable, related party transactions		3,666	3,933
Softpower international limited [member]
Amounts payable, related party transactions	[2]	$ 10,177	$ 10,175

[1]	Loan from shareholder is unsecured loan from Brothers Capital Limited and bears interest at 12% per annum and matures in April 2019.
[2]	Loan from the related party is guaranteed by a subsidiary and bears interest rates at 10.5% per annum and matures in July 2019.